UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

BNY Mellon Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Midcap Index Fund, Inc.

SEMI-ANNUAL REPORT April 30, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers.

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, BNY Mellon Midcap Index Fund, Inc.’s (the “fund”) Investor shares produced a total return of 2.94%, and its Class I shares returned 3.11%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of 3.24% for the same period.2,3

Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all stocks in the Index in proportion to their weighting in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index of 400 common stocks of med-sized companies. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $4.6 billion and $12.7 billion, to the extent consistent with market conditions.

Equities Advance Despite Macroeconomic Concerns

Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In November 2022, as the period began, inflation averaged 7.1% on an annualized basis, down from the 9.1% peak set in June 2022 but well above the Fed target of 2%. On November 2nd, the Fed raised the benchmark federal funds rate from a range of 3.00%–3.25% to a range of 3.75%–4.00%, up from near zero eight months earlier. During the reporting period, the Fed raised rates three more times, totaling an additional 1.00%, while inflation steadily eased to 5.00% as of the most currently available figures. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance, led by growth-oriented issues in the communication services and information technology sectors.

Other factors aside from inflation and interest rates also played a role in market behavior during the period. The reopening of the Chinese economy in the fourth quarter of 2022, after lengthy COVID-19-related shutdowns, generally bolstered confidence, particularly as renewed Chinese activity did not appear to cause inflation to accelerate. On the negative side, a small number of high-profile, regional bank failures in the United States in the first quarter of 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing six weeks of the period.

Growth-Oriented Consumer Shares Lead Markets Higher

Consumer discretionary stocks produced the strongest returns in the Index, supported by strong consumer spending, followed by materials and information technology. Conversely, the energy sector lost ground as natural gas prices collapsed in the face of an unexpectedly mild winter and the success of European countries in coping with the absence of Russian oil and gas. Financials declined as well due to the banking crisis described above, while real estate suffered from rising interest rates.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

Whether the Fed can curb inflation while avoiding a significant economic slowdown remains an open question that is likely to continue to drive market behavior in the coming months. However, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As of the end of the period, the largest sectors in the Index were industrials, consumer discretionary and financials, while the

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

smallest were communication services, energy and consumer staples. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The Index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Midcap Index Fund, Inc. from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

	Investor Shares	Class I
Expenses paid per $1,000†	$2.57	$1.31
Ending value (after expenses)	$1,029.40	$1,031.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

	Investor Shares	Class I
Expenses paid per $1,000†	$2.56	$1.30
Ending value (after expenses)	$1,022.27	$1,023.51
†

Expenses are equal to the fund’s annualized expense ratio of .51% for Investor Shares and .26% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - 2.2%
Adient PLC	70,341	[a]	2,598,397
Autoliv, Inc.	56,141		4,817,459
Dana, Inc.	94,843		1,402,728
Fox Factory Holding Corp.	30,840	[a]	3,419,231
Gentex Corp.	170,649		4,708,206
Harley-Davidson, Inc.	96,315		3,573,286
Lear Corp.	43,029		5,493,082
The Goodyear Tire & Rubber Company	209,151	[a]	2,231,641
Thor Industries, Inc.	38,911	[b]	3,074,747
Visteon Corp.	20,814	[a]	2,922,077
			34,240,854
Banks - 5.9%
Associated Banc-Corp	111,459		1,987,314
Bank of Hawaii Corp.	29,301		1,419,047
Bank OZK	81,414		2,908,108
Cadence Bank	132,297		2,675,045
Cathay General Bancorp	54,093		1,723,944
Columbia Banking System, Inc.	150,455		3,213,719
Commerce Bancshares, Inc.	82,997		4,635,382
Cullen/Frost Bankers, Inc.	47,262		5,210,635
East West Bancorp, Inc.	102,533		5,299,931
F.N.B. Corp.	256,767		2,947,685
First Financial Bankshares, Inc.	94,364		2,761,091
First Horizon Corp.	390,557		6,854,275
Fulton Financial Corp.	123,526		1,473,665
Glacier Bancorp, Inc.	80,365		2,670,529
Hancock Whitney Corp.	61,428		2,243,351
Home BancShares, Inc.	138,830		3,022,329
International Bancshares Corp.	38,788		1,655,084
New York Community Bancorp, Inc.	497,696		5,320,370
Old National Bancorp	215,010		2,883,284
Pinnacle Financial Partners, Inc.	56,537		3,066,002
Prosperity Bancshares, Inc.	65,657		4,111,441
SouthState Corp.	53,187		3,668,839
Synovus Financial Corp.	107,404		3,308,043
Texas Capital Bancshares, Inc.	35,088	[a]	1,763,172
UMB Financial Corp.	32,142		2,044,553
United Bankshares, Inc.	98,849		3,274,867
Valley National Bancorp	307,960		2,888,665
Webster Financial Corp.	127,847		4,768,693

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Banks - 5.9% (continued)
Wintrust Financial Corp.	44,566		3,046,977
			92,846,040
Capital Goods - 15.0%
Acuity Brands, Inc.	23,269	[b]	3,662,075
Advanced Drainage Systems, Inc.	45,367		3,888,859
AECOM	101,500		8,429,575
AGCO Corp.	44,909		5,566,021
Axon Enterprise, Inc.	49,343	[a]	10,397,064
Builders FirstSource, Inc.	107,411	[a]	10,179,340
Carlisle Cos., Inc.	37,768		8,152,223
Chart Industries, Inc.	31,287	[a,b]	4,164,300
Crane Co.	34,838	[a]	2,510,775
Crane NXT Co.	34,838		1,649,928
Curtiss-Wright Corp.	28,163		4,782,922
Donaldson Co., Inc.	89,613		5,694,906
EMCOR Group, Inc.	34,953		5,976,963
EnerSys	30,126		2,499,554
Esab Corp.	38,194		2,229,002
Flowserve Corp.	96,603		3,225,574
Fluor Corp.	104,400	[a]	3,033,864
Fortune Brands Innovations, Inc.	93,310		6,036,224
GATX Corp.	25,511	[b]	2,905,958
Graco, Inc.	122,864		9,741,887
Hexcel Corp.	61,672		4,445,318
Hubbell, Inc.	39,205		10,558,691
ITT, Inc.	60,025		5,068,511
Lennox International, Inc.	23,677		6,674,783
Lincoln Electric Holdings, Inc.	42,109		7,065,890
MasTec, Inc.	43,381	[a]	3,852,667
MDU Resources Group, Inc.	149,634		4,372,305
Mercury Systems, Inc.	42,238	[a]	2,013,485
MSC Industrial Direct Co., Inc., Cl. A	34,486		3,128,915
nVent Electric PLC	121,594		5,098,436
Oshkosh Corp.	47,832		3,660,105
Owens Corning	68,168		7,281,024
Regal Rexnord Corp.	48,071		6,256,921
Simpson Manufacturing Co., Inc.	31,407		3,950,372
SunPower Corp.	59,854	[a,b]	791,270
Sunrun, Inc.	157,177	[a]	3,307,004
Terex Corp.	48,795		2,175,769
The Middleby Corp.	39,532	[a]	5,569,268
The Timken Company	48,759		3,747,129
The Toro Company	76,058		7,929,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 15.0% (continued)
Trex Co., Inc.	79,895	[a]	4,367,061
UFP Industries, Inc.	44,356		3,482,833
Univar Solutions, Inc.	119,901	[a]	4,256,485
Valmont Industries, Inc.	15,477		4,496,997
Vicor Corp.	15,775	[a]	677,852
Watsco, Inc.	24,182		8,376,161
Watts Water Technologies, Inc., Cl. A	19,938		3,224,573
Woodward, Inc.	43,437	[b]	4,170,821
			234,727,467
Commercial & Professional Services - 4.7%
ASGN, Inc.	36,483	[a]	2,611,818
CACI International, Inc., Cl. A	17,133	[a]	5,368,112
Clean Harbors, Inc.	36,580	[a]	5,309,953
Concentrix Corp.	31,239		3,014,876
ExlService Holdings, Inc.	24,294	[a]	4,333,564
Exponent, Inc.	36,177		3,330,093
FTI Consulting, Inc.	24,982	[a]	4,509,251
Genpact Ltd.	122,086		5,438,931
Insperity, Inc.	26,110		3,197,431
KBR, Inc.	100,656		5,710,215
ManpowerGroup, Inc.	36,914		2,794,759
MAXIMUS, Inc.	44,156		3,693,649
MSA Safety, Inc.	26,999		3,503,120
Paylocity Holding Corp.	30,057	[a]	5,809,718
Science Applications International Corp.	39,912		4,072,221
Stericycle, Inc.	67,509	[a]	3,081,786
Tetra Tech, Inc.	38,706		5,355,749
The Brink's Company	34,073		2,141,488
			73,276,734
Consumer Discretionary Distribution - 3.7%
AutoNation, Inc.	24,991	[a]	3,291,315
Dick's Sporting Goods, Inc.	43,691		6,335,632
Five Below, Inc.	40,460	[a]	7,985,186
Foot Locker, Inc.	57,844	[b]	2,428,870
GameStop Corp., Cl. A	185,151	[a,b]	3,571,563
Kohl's Corp.	80,044		1,763,369
Lithia Motors, Inc.	19,788		4,370,971
Macy's, Inc.	199,800		3,264,732
Murphy USA, Inc.	14,623		4,024,688
Nordstrom, Inc.	81,091	[b]	1,253,667
Ollie's Bargain Outlet Holdings, Inc.	42,969	[a]	2,803,727
RH	13,557	[a,b]	3,458,797
The Gap, Inc.	157,676	[b]	1,513,690

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Consumer Discretionary Distribution - 3.7% (continued)
Valvoline, Inc.	125,633		4,340,620
Victoria's Secret & Co.	58,077	[a]	1,800,968
Williams-Sonoma, Inc.	48,514	[b]	5,872,135
			58,079,930
Consumer Durables & Apparel - 5.0%
Brunswick Corp.	52,890		4,484,543
Capri Holdings Ltd.	91,287	[a,b]	3,788,410
Carter's, Inc.	27,924	[b]	1,948,257
Columbia Sportswear Co.	26,166		2,185,908
Crocs, Inc.	45,410	[a]	5,615,855
Deckers Outdoor Corp.	19,265	[a]	9,234,485
Helen of Troy Ltd.	17,496	[a]	1,755,549
KB Home	60,497		2,650,979
Leggett & Platt, Inc.	96,269		3,110,451
Mattel, Inc.	259,979	[a]	4,679,622
Polaris, Inc.	39,541		4,296,130
PVH Corp.	46,053		3,951,808
Skechers USA, Inc., Cl. A	97,165	[a]	5,168,206
Taylor Morrison Home Corp.	79,409	[a]	3,421,734
Tempur Sealy International, Inc.	123,816		4,639,386
Toll Brothers, Inc.	74,280		4,747,235
TopBuild Corp.	23,270	[a]	5,246,920
Topgolf Callaway Brands Corp.	101,617	[a]	2,252,849
Under Armour, Inc., Cl. A	131,249	[a]	1,164,179
Under Armour, Inc., Cl. C	143,278	[a]	1,151,955
YETI Holdings, Inc.	62,166	[a]	2,452,449
			77,946,910
Consumer Services - 4.5%
Aramark	187,822		6,517,423
Boyd Gaming Corp.	58,401		4,053,029
Choice Hotels International, Inc.	20,280	[b]	2,586,106
Churchill Downs, Inc.	23,786		6,958,119
Graham Holdings Co., Cl. B	2,841		1,635,194
Grand Canyon Education, Inc.	22,464	[a]	2,666,477
H&R Block, Inc.	110,986		3,763,535
Hilton Grand Vacations, Inc.	55,635	[a]	2,381,178
Light & Wonder, Inc.	68,916	[a]	4,154,946
Marriott Vacations Worldwide Corp.	28,115		3,783,154
Papa John's International, Inc.	23,555	[b]	1,761,678
Penn Entertainment, Inc.	114,299	[a]	3,404,967
Service Corp. International	111,752		7,843,873
Texas Roadhouse, Inc.	48,876		5,406,663
The Wendy's Company	123,083		2,720,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Consumer Services - 4.5% (continued)
Travel + Leisure Co.	59,873		2,291,340
Wingstop, Inc.	21,860		4,374,405
Wyndham Hotels & Resorts, Inc.	65,076		4,439,485
			70,741,706
Consumer Staples Distribution - 2.0%
BJ's Wholesale Club Holdings, Inc.	98,288	[a]	7,506,255
Casey's General Stores, Inc.	27,236		6,232,142
Grocery Outlet Holding Corp.	64,849	[a]	1,931,203
Performance Food Group Co.	113,772	[a]	7,132,367
Sprouts Farmers Market, Inc.	77,558	[a]	2,688,160
US Foods Holding Corp.	147,219	[a]	5,653,210
			31,143,337
Energy - 3.7%
Antero Midstream Corp.	245,257		2,638,965
Antero Resources Corp.	202,953	[a]	4,665,889
ChampionX Corp.	144,881		3,923,377
Chord Energy Corp.	29,793		4,240,438
CNX Resources Corp.	123,525	[a]	1,918,343
DT Midstream, Inc.	71,028		3,499,550
Equitrans Midstream Corp.	320,290		1,649,494
HF Sinclair Corp.	98,614		4,349,864
Matador Resources Co.	82,613		4,050,515
Murphy Oil Corp.	107,086		3,931,127
NOV, Inc.	285,604		4,783,867
PBF Energy, Inc., Cl. A	84,190		2,934,863
PDC Energy, Inc.	67,413		4,385,216
Range Resources Corp.	175,772		4,649,169
Southwestern Energy Co.	804,116	[a]	4,173,362
Valaris Ltd.	43,412	[a]	2,604,720
			58,398,759
Equity Real Estate Investment - 7.2%
Agree Realty Corp.	63,961	[c]	4,348,708
Apartment Income REIT Corp.	108,054	[c]	3,995,837
Brixmor Property Group, Inc.	220,716	[c]	4,707,872
Corporate Office Properties Trust	84,036	[c]	1,923,584
Cousins Properties, Inc.	112,163	[c]	2,446,275
CubeSmart	163,119	[b,c]	7,420,283
Douglas Emmett, Inc.	129,282	[b,c]	1,665,152
EastGroup Properties, Inc.	31,922	[c]	5,316,928
EPR Properties	55,465	[c]	2,327,311
First Industrial Realty Trust, Inc.	95,877	[c]	5,030,666
Healthcare Realty Trust, Inc.	275,387	[b,c]	5,447,155
Highwoods Properties, Inc.	77,132	[c]	1,767,865

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Equity Real Estate Investment - 7.2% (continued)
Independence Realty Trust, Inc.	164,283	[c]	2,735,312
Kilroy Realty Corp.	77,264	[c]	2,259,199
Kite Realty Group Trust	160,886	[c]	3,333,558
Lamar Advertising Co., Cl. A	64,113	[c]	6,775,462
Life Storage, Inc.	62,018	[c]	8,333,979
Medical Properties Trust, Inc.	438,276	[b,c]	3,843,681
National Retail Properties, Inc.	132,388	[c]	5,758,878
National Storage Affiliates Trust	61,714	[c]	2,379,075
Omega Healthcare Investors, Inc.	170,410	[b,c]	4,560,172
Park Hotels & Resorts, Inc.	164,075	[c]	1,977,104
Physicians Realty Trust	167,763	[b,c]	2,419,142
Potlatchdeltic Corp.	58,368	[c]	2,698,353
Rayonier, Inc.	106,747	[c]	3,347,586
Rexford Industrial Realty, Inc.	136,899	[c]	7,634,857
Sabra Health Care REIT, Inc.	169,318	[c]	1,930,225
Spirit Realty Capital, Inc.	102,702	[c]	3,949,919
The Macerich Company	158,085	[c]	1,579,269
Vornado Realty Trust	114,796	[b,c]	1,723,088
			113,636,495
Financial Services - 4.6%
Affiliated Managers Group, Inc.	27,419		3,958,755
Annaly Capital Management, Inc.	344,052	[c]	6,874,159
Essent Group Ltd.	78,280		3,324,552
Euronet Worldwide, Inc.	34,641	[a]	3,836,144
Evercore, Inc., Cl. A	25,801		2,943,120
Federated Hermes, Inc.	62,218		2,575,203
FirstCash Holdings, Inc.	27,582		2,841,773
Interactive Brokers Group, Inc., Cl. A	75,233		5,856,889
Janus Henderson Group PLC	97,671		2,534,562
Jefferies Financial Group, Inc.	131,515		4,212,425
MGIC Investment Corp.	213,954		3,181,496
Navient Corp.	73,566		1,216,782
SEI Investments Co.	74,111		4,365,879
SLM Corp.	174,860		2,626,397
Starwood Property Trust, Inc.	219,393	[b,c]	3,924,941
Stifel Financial Corp.	76,805		4,605,996
The Western Union Company	268,358		2,933,153
Voya Financial, Inc.	70,646		5,403,006
WEX, Inc.	31,645	[a]	5,612,241
			72,827,473
Food, Beverage & Tobacco - 1.9%
Celsius Holdings, Inc.	29,724	[a]	2,840,723
Coca-Cola Consolidated, Inc.	3,370		1,986,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Food, Beverage & Tobacco - 1.9% (continued)
Darling Ingredients, Inc.	116,664	[a]	6,949,674
Flowers Foods, Inc.	141,658		3,897,012
Ingredion, Inc.	47,731		5,067,600
Lancaster Colony Corp.	14,366		3,004,218
Pilgrim's Pride Corp.	32,259	[a]	735,828
Post Holdings, Inc.	38,940	[a]	3,523,681
The Boston Beer Company, Inc., Cl. A	6,998	[a]	2,221,935
			30,227,151
Health Care Equipment & Services - 6.1%
Acadia Healthcare Co., Inc.	65,841	[a]	4,759,646
Amedisys, Inc.	24,122	[a]	1,936,997
Chemed Corp.	10,915		6,016,894
Encompass Health Corp.	73,025		4,684,554
Enovis Corp.	34,734	[a]	2,023,256
Envista Holdings Corp.	120,035	[a]	4,620,147
Globus Medical, Inc., Cl. A	57,287	[a]	3,330,666
Haemonetics Corp.	37,307	[a]	3,122,969
HealthEquity, Inc.	61,354	[a]	3,279,371
ICU Medical, Inc.	14,941	[a,b]	2,825,941
Inari Medical, Inc.	35,434	[a]	2,353,526
Integra LifeSciences Holdings Corp.	52,018	[a]	2,877,636
Lantheus Holdings, Inc.	50,067	[a]	4,278,225
LivaNova PLC	39,323	[a]	1,883,572
Masimo Corp.	35,473	[a]	6,709,363
Neogen Corp.	158,881	[a]	2,735,931
Omnicell, Inc.	32,413	[a]	1,969,738
Option Care Health, Inc.	120,764	[a]	3,882,563
Patterson Cos., Inc.	64,258		1,742,034
Penumbra, Inc.	27,614	[a]	7,845,690
Progyny, Inc.	54,690	[a]	1,817,896
QuidelOrtho Corp.	38,793	[a]	3,489,430
R1 RCM, Inc.	99,732	[a,b]	1,554,822
Shockwave Medical, Inc.	26,355	[a]	7,647,167
STAAR Surgical Co.	35,472	[a]	2,499,712
Tenet Healthcare Corp.	78,750	[a]	5,773,950
			95,661,696
Household & Personal Products - .5%
BellRing Brands, Inc.	97,725	[a]	3,517,123
Coty, Inc., Cl. A	267,109	[a]	3,170,584
Energizer Holdings, Inc.	48,458		1,619,951
			8,307,658
Insurance - 4.0%
American Financial Group, Inc.	50,624		6,213,084

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Insurance - 4.0% (continued)
Brighthouse Financial, Inc.	49,428	[a]	2,184,718
CNO Financial Group, Inc.	83,933		1,883,457
First American Financial Corp.	76,213	[b]	4,390,631
Kemper Corp.	47,355		2,303,821
Kinsale Capital Group, Inc.	15,929		5,204,164
Old Republic International Corp.	200,347		5,062,769
Primerica, Inc.	27,108		4,947,481
Reinsurance Group of America, Inc.	48,474		6,898,820
RenaissanceRe Holdings Ltd.	31,871		6,865,332
RLI Corp.	29,642		4,121,720
Selective Insurance Group, Inc.	43,754		4,214,823
The Hanover Insurance Group, Inc.	26,120		3,122,907
Unum Group	136,291		5,751,480
			63,165,207
Materials - 6.4%
Alcoa Corp.	128,546		4,774,198
AptarGroup, Inc.	47,464		5,624,959
Ashland, Inc.	36,752		3,734,371
Avient Corp.	62,688		2,414,115
Axalta Coating Systems Ltd.	157,276	[a,b]	4,965,203
Cabot Corp.	41,028		2,944,169
Cleveland-Cliffs, Inc.	374,654	[a]	5,762,179
Commercial Metals Co.	85,809		4,006,422
Eagle Materials, Inc.	26,320		3,900,887
Greif, Inc., Cl. A	19,348		1,214,861
Ingevity Corp.	25,234	[a]	1,810,287
Louisiana-Pacific Corp.	52,552		3,139,456
MP Materials Corp.	68,372	[a,b]	1,481,621
NewMarket Corp.	4,798		1,917,281
Olin Corp.	89,676		4,968,050
Reliance Steel & Aluminum Co.	42,912		10,633,594
Royal Gold, Inc.	48,174		6,380,165
RPM International, Inc.	94,264		7,732,476
Sensient Technologies Corp.	31,361		2,335,140
Silgan Holdings, Inc.	61,305		3,019,884
Sonoco Products Co.	71,338		4,324,510
The Chemours Company	108,185		3,144,938
The Scotts Miracle-Gro Company	29,558		1,974,770
United States Steel Corp.	165,054	[b]	3,776,436
Westlake Corp.	24,841		2,826,409
Worthington Industries, Inc.	21,691		1,288,228
			100,094,609

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Media & Entertainment - 1.5%
Cable One, Inc.	3,542		2,686,288
John Wiley & Sons, Inc., Cl. A	32,491		1,253,178
Nexstar Media Group, Inc.	27,224		4,722,003
TEGNA, Inc.	163,478		2,795,474
The New York Times Company, Cl. A	121,058		4,812,055
TripAdvisor, Inc.	75,103	[a]	1,331,576
World Wrestling Entertainment, Inc., Cl. A	32,008		3,430,297
Ziff Davis, Inc.	34,632	[a]	2,532,984
			23,563,855
Pharmaceuticals Biotechnology & Life Sciences - 3.6%
Arrowhead Pharmaceuticals, Inc.	78,541	[a]	2,781,137
Azenta, Inc.	50,058	[a]	2,177,022
Bruker Corp.	72,885		5,767,390
Exelixis, Inc.	235,539	[a]	4,310,364
Halozyme Therapeutics, Inc.	99,270	[a]	3,189,545
Jazz Pharmaceuticals PLC	45,678	[a]	6,416,389
Medpace Holdings, Inc.	18,511	[a]	3,704,792
Neurocrine Biosciences, Inc.	70,836	[a]	7,157,269
Perrigo Co., PLC	99,086		3,685,008
Repligen Corp.	37,518	[a]	5,688,854
Sotera Health Co.	71,224	[a]	1,194,426
Syneos Health, Inc.	74,064	[a]	2,907,753
United Therapeutics Corp.	33,156	[a]	7,630,190
			56,610,139
Real Estate Management & Development - .3%
Jones Lang LaSalle, Inc.	34,840	[a]	4,844,154
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems, Inc.	46,942	[a]	1,679,115
Amkor Technology, Inc.	72,919		1,631,198
Cirrus Logic, Inc.	40,714	[a]	3,492,854
Lattice Semiconductor Corp.	99,942	[a]	7,965,377
MACOM Technology Solutions Holdings, Inc.	37,950	[a]	2,214,003
MKS Instruments, Inc.	41,590	[b]	3,488,153
Power Integrations, Inc.	41,783		3,040,967
Silicon Laboratories, Inc.	23,279	[a]	3,242,765
SiTime Corp.	11,606	[a,b]	1,258,903
Synaptics, Inc.	28,639	[a]	2,536,270
Universal Display Corp.	31,885		4,255,372
Wolfspeed, Inc.	91,297	[a,b]	4,249,875
			39,054,852

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 2.4%
ACI Worldwide, Inc.	80,472	[a]	2,038,356
Aspen Technology, Inc.	21,158	[a]	3,744,966
Blackbaud, Inc.	31,888	[a]	2,211,592
Commvault Systems, Inc.	32,973	[a]	1,921,337
Dynatrace, Inc.	157,186	[a]	6,645,824
Envestnet, Inc.	40,927	[a]	2,593,953
Kyndryl Holdings, Inc.	148,935	[a]	2,153,600
Manhattan Associates, Inc.	45,465	[a]	7,532,641
NCR Corp.	100,721	[a]	2,245,071
Qualys, Inc.	25,336	[a]	2,861,448
Teradata Corp.	74,842	[a]	2,897,134
			36,845,922
Technology Hardware & Equipment - 4.2%
Arrow Electronics, Inc.	42,467	[a]	4,859,499
Avnet, Inc.	66,152		2,729,432
Belden, Inc.	31,451		2,481,169
Calix, Inc.	40,892	[a]	1,868,764
Ciena Corp.	108,355	[a]	4,988,664
Cognex Corp.	125,434		5,981,947
Coherent Corp.	101,998	[a]	3,482,212
IPG Photonics Corp.	23,219	[a]	2,669,721
Jabil, Inc.	97,530		7,621,969
Littelfuse, Inc.	18,084		4,380,668
Lumentum Holdings, Inc.	50,159	[a]	2,420,172
National Instruments Corp.	95,239		5,545,767
Novanta, Inc.	26,125	[a]	3,992,945
Super Micro Computer, Inc.	33,748	[a]	3,558,052
TD SYNNEX Corp.	30,777		2,740,384
Vishay Intertechnology, Inc.	93,029		1,980,587
Vontier Corp.	114,689		3,111,513
Xerox Holdings Corp.	80,167		1,256,217
			65,669,682
Telecommunication Services - .6%
Frontier Communications Parent, Inc.	163,848	[a]	3,693,134
Iridium Communications, Inc.	91,470		5,805,601
			9,498,735
Transportation - 2.6%
Avis Budget Group, Inc.	18,205	[a]	3,216,277
GXO Logistics, Inc.	86,359	[a]	4,588,254
Hertz Global Holdings, Inc.	117,140	[a,b]	1,953,895
JetBlue Airways Corp.	236,537	[a]	1,688,874
Kirby Corp.	43,280	[a]	3,109,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.8% (continued)
Transportation - 2.6% (continued)
Knight-Swift Transportation Holdings, Inc.		117,027		6,590,961
Landstar System, Inc.		26,224		4,616,211
Ryder System, Inc.		36,925		2,922,983
Saia, Inc.		19,264	[a]	5,736,241
Werner Enterprises, Inc.		43,344		1,957,848
XPO, Inc.		83,932	[a]	3,708,116
				40,088,895
Utilities - 3.7%
ALLETE, Inc.		41,796		2,607,234
Black Hills Corp.		47,657		3,111,526
Essential Utilities, Inc.		173,618		7,413,489
Hawaiian Electric Industries, Inc.		80,164		3,143,230
IDACORP, Inc.		36,803	[b]	4,089,549
National Fuel Gas Co.		66,913		3,740,437
New Jersey Resources Corp.		70,637		3,647,695
NorthWestern Corp.		42,603		2,497,388
OGE Energy Corp.		144,839		5,437,256
ONE Gas, Inc.		39,379		3,030,214
Ormat Technologies, Inc.		37,349	[b]	3,204,918
PNM Resources, Inc.		62,446		3,005,526
Portland General Electric Co.		64,967	[b]	3,288,630
Southwest Gas Holdings, Inc.		48,101		2,693,656
Spire, Inc.		38,814		2,628,872
UGI Corp.		152,201		5,156,570
				58,696,190
Total Common Stocks (cost $1,044,413,579)				1,550,194,450
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,469,789)	4.96	17,469,789	[d]	17,469,789

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,586,899)	4.96	10,586,899	[d]	10,586,899
Total Investments (cost $1,072,470,267)		100.6%		1,578,251,138
Liabilities, Less Cash and Receivables		(.6%)		(10,143,641)
Net Assets		100.0%		1,568,107,497

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $81,184,612 and the value of the collateral was $82,702,709, consisting of cash collateral of $10,586,899 and U.S. Government & Agency securities valued at $72,115,810. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	22.2
Consumer Discretionary	15.4
Financials	14.6
Health Care	9.7
Information Technology	9.0
Real Estate	7.6
Materials	6.4
Consumer Staples	4.4
Utilities	3.7
Energy	3.7
Communication Services	2.1
Investment Companies	1.8
100.6

† Based on net assets.

See notes to financial statements.-

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	30,751	184,937,751	(167,498,713)	17,469,789	291,874
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .7%	9,815,970	93,549,171	(92,778,242)	10,586,899	234,587	††
Total - 1.8%	9,846,721	278,486,922	(260,276,955)	28,056,688	526,461

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	75	6/16/2023	18,775,901	18,754,500	(21,401)
Gross Unrealized Depreciation				(21,401)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $81,184,612)—Note 1(b):
Unaffiliated issuers	1,044,413,579	1,550,194,450
Affiliated issuers	28,056,688	28,056,688
Cash collateral held by broker—Note 4		1,190,810
Dividends, interest and securities lending income receivable		687,001
Receivable for shares of Common Stock subscribed		567,681
Receivable for futures variation margin—Note 4		167,481
		1,580,864,111
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		574,694
Cash overdraft due to Custodian		303,056
Liability for securities on loan—Note 1(b)		10,586,899
Payable for shares of Common Stock redeemed		1,121,047
Directors’ fees and expenses payable		170,918
		12,756,614
Net Assets ($)		1,568,107,497
Composition of Net Assets ($):
Paid-in capital		1,002,519,314
Total distributable earnings (loss)		565,588,183
Net Assets ($)		1,568,107,497

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,257,504,425	310,603,072
Shares Outstanding	46,026,762	11,437,321
Net Asset Value Per Share ($)	27.32	27.16

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	14,160,668
Affiliated issuers	291,874
Income from securities lending—Note 1(b)	234,587
Interest	46,068
Total Income	14,733,197
Expenses:
Management fee—Note 3(a)	2,038,836
Shareholder servicing costs—Note 3(b)	1,618,963
Legal fees—Note 5	67,947
Directors’ fees—Note 3(a,c)	44,750
Loan commitment fees—Note 2	3,180
Interest expense—Note 2	1,149
Total Expenses	3,774,825
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(44,750)
Net Expenses	3,730,075
Net Investment Income	11,003,122
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	71,566,121
Net realized gain (loss) on futures	(274,861)
Net Realized Gain (Loss)	71,291,260
Net change in unrealized appreciation (depreciation) on investments	(31,205,221)
Net change in unrealized appreciation (depreciation) on futures	(495,786)
Net Change in Unrealized Appreciation (Depreciation)	(31,701,007)
Net Realized and Unrealized Gain (Loss) on Investments	39,590,253
Net Increase in Net Assets Resulting from Operations	50,593,375

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	11,003,122	21,887,986
Net realized gain (loss) on investments	71,291,260	248,321,466
Net change in unrealized appreciation (depreciation) on investments	(31,701,007)	(547,166,500)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,593,375	(276,957,048)
Distributions ($):
Distributions to shareholders:
Investor Shares	(177,879,420)	(234,277,446)
Class I	(50,021,608)	(83,964,467)
Total Distributions	(227,901,028)	(318,241,913)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	53,582,599	147,791,355
Class I	25,708,254	55,637,332
Distributions reinvested:
Investor Shares	173,523,704	228,469,601
Class I	32,120,992	50,772,323
Cost of shares redeemed:
Investor Shares	(142,493,191)	(430,027,882)
Class I	(100,120,829)	(183,803,248)
Increase (Decrease) in Net Assets from Capital Stock Transactions	42,321,529	(131,160,519)
Total Increase (Decrease) in Net Assets	(134,986,124)	(726,359,480)
Net Assets ($):
Beginning of Period	1,703,093,621	2,429,453,101
End of Period	1,568,107,497	1,703,093,621
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	1,889,527	4,518,520
Shares issued for distributions reinvested	6,570,379	6,555,799
Shares redeemed	(5,019,381)	(13,184,774)
Net Increase (Decrease) in Shares Outstanding	3,440,525	(2,110,455)
Class Ia
Shares sold	922,428	1,682,198
Shares issued for distributions reinvested	1,224,590	1,465,290
Shares redeemed	(3,450,019)	(5,855,034)
Net Increase (Decrease) in Shares Outstanding	(1,303,001)	(2,707,546)

[a]

During the period ended April 30, 2023, 6,332 Class I shares representing $181,421 were exchanged for 6,303 Investor shares and during the period ended October 31, 2022, 15,746 Class I shares representing $532,812 were exchanged for 15,683 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2023		Year Ended October 31,
Investor Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	30.81	40.42	30.27	34.13	36.02	39.03
Investment Operations:
Net investment income[a]	.18	.33	.31	.34	.40	.42
Net realized and unrealized gain (loss) on investments	.59	(4.55)	13.50	(.67)	1.82	(.11)
Total from Investment Operations	.77	(4.22)	13.81	(.33)	2.22	.31
Distributions:
Dividends from net investment income	(.39)	(.33)	(.38)	(.43)	(.44)	(.35)
Dividends from net realized gain on investments	(3.87)	(5.06)	(3.28)	(3.10)	(3.67)	(2.97)
Total Distributions	(4.26)	(5.39)	(3.66)	(3.53)	(4.11)	(3.32)
Net asset value, end of period	27.32	30.81	40.42	30.27	34.13	36.02
Total Return (%)	2.94[b]	(11.97)	48.22	(1.66)	8.48	.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.53	.51	.52	.51	.51
Ratio of net expenses to average net assets	.51[c]	.52	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.30[c]	1.01	.83	1.13	1.19	1.09
Portfolio Turnover Rate	5.98[b]	14.80	15.42	17.90	15.37	15.73
Net Assets, end of period ($ x 1,000)	1,257,504	1,311,952	1,806,658	1,466,328	1,940,533	2,189,027

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2023		Year Ended October 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	30.70	40.32	30.20	34.07	36.00	39.01
Investment Operations:
Net investment income[a]	.22	.42	.40	.42	.48	.50
Net realized and unrealized gain (loss) on investments	.59	(4.55)	13.46	(.67)	1.81	(.08)
Total from Investment Operations	.81	(4.13)	13.86	(.25)	2.29	.42
Distributions:
Dividends from net investment income	(.48)	(.43)	(.46)	(.52)	(.55)	(.46)
Dividends from net realized gain on investments	(3.87)	(5.06)	(3.28)	(3.10)	(3.67)	(2.97)
Total Distributions	(4.35)	(5.49)	(3.74)	(3.62)	(4.22)	(3.43)
Net asset value, end of period	27.16	30.70	40.32	30.20	34.07	36.00
Total Return (%)	3.11[b]	(11.76)	48.61	(1.42)	8.76	.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[c]	.28	.26	.27	.26	.26
Ratio of net expenses to average net assets	.26[c]	.27	.25	.25	.25	.25
Ratio of net investment income to average net assets	1.55[c]	1.27	1.09	1.40	1.46	1.31
Portfolio Turnover Rate	5.98[b]	14.80	15.42	17.90	15.37	15.73
Net Assets, end of period ($ x 1,000)	310,603	391,141	622,795	539,454	802,852	1,114,049

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,550,194,450	-	-	1,550,194,450
Investment Companies	28,056,688	-	-	28,056,688
Liabilities ($)
Other Financial Instruments:
Futures††	(21,401)	-	-	(21,401)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2023, BNY Mellon earned $31,983 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022 was as follows: ordinary income $62,480,299 and long-term capital gains $255,761,614. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2023 was approximately $48,619 with a related weighted average annualized interest rate of 4.77%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2023, fees reimbursed by the Adviser amounted to $44,750.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, the fund was charged $1,618,963 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $322,922 and Shareholder Services Plan fees of $258,772, which are offset against an expense reimbursement currently in effect in the amount of $7,000.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2023, amounted to $98,008,084 and $270,791,424, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited”

derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2023 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2023:

Average Market Value ($)
Equity futures	16,884,770

At April 30, 2023, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $505,759,470, consisting of $600,088,736 gross unrealized appreciation and $94,329,266 gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Shareholder Demand Review:

On July 30, 2021, the fund Board received a demand letter sent on behalf of a shareholder, alleging that the fund paid excessive management fees to the Adviser and the Distributor charged excessive shareholder service fees, and demanding that the Board investigate the compensation paid by the fund to the Adviser and to the Distributor and take certain other actions.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In response to the demand letter, the Board established a Demand Review Committee (the “Committee”) of independent members of the Board to investigate the shareholder’s claims with the assistance of independent counsel. At the fund’s fourth quarter 2022 Board meeting, the Committee informed the Board that it had concluded its investigation, presented the findings of its investigation, and recommended that the Board reject taking any of the actions outlined in the demand letter. The Board accepted the Committee’s recommendation and voted to reject taking the actions outlined in the demand letter. During the reporting period, the fund paid $67,947 in extraordinary expense disclosed as Legal fees within the Statement of Operations.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 14-15, 2023, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail front-end load and no-load S&P midcap 400 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P midcap 400 index funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load and no-load S&P midcap 400 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when performance was at the Performance Group median. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising a separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Midcap Index Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Investor: PESPX Class I: DMIDX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0113SA0423

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: June 22, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 21, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)